Income Taxes (Details Narrative) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets	$ 3,471,040	$ 1,194,587
Deferred tax assets, valuation allowance	2,424,196	1,194,587
Federal [Member]
Operating loss carryforwards	9,675,770	2,223,498
State [Member]
Operating loss carryforwards	$ 7,532,274	$ 0